United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: September 30, 2009

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       November 04, 2009
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____77_______

Form 13F Information Table Value Total: $___115,411____
                                          (thousands)



COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Air Products & Chemicals	COMMON STOCK	009158106
Allergan			COMMON STOCK	018490102
Allstate			COMMON STOCK	020002101
American Express		COMMON STOCK	025816109
AT&T				COMMON STOCK	00206R102
Aura Systems			COMMON STOCK	051526200
Automatic Data Processing	COMMON STOCK	053015103
Berkshire Hathaway		COMMON STOCK	084670108
Berkshire Hathaway B		COMMON STOCK    084670207
Biotechnology Index Fund	ETFs		464287556
Blackrock Debt Strategies Fund	ETFs		09255R103
Boeing				COMMON STOCK	097023105
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Caterpillar			COMMON STOCK	149123101
Chevron Texaco			COMMON STOCK	166764100
Cisco Systems			COMMON STOCK	17275R102
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
Comcast Cl A			COMMON STOCK	20030N101
ConocoPhilips			COMMON STOCK	20825C104
Corporate Office Properties Tr	COMMON STOCK	22002T108
CVS				COMMON STOCK	126650100
Devon Energy 			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Exelon				COMMON STOCK	30161N101
Exiqon As Vedbaek 		COMMON STOCK	K34899102
Exxon Mobil			COMMON STOCK	30231G102
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
GTSI				COMMON STOCK	36238K103
Honeywell			COMMON STOCK	438516106
Hooper Holmes			COMMON STOCK	439104100
Host Hotels & Resorts		COMMON STOCK	44107P104
Illinois Tool Works		COMMON STOCK	452308109
International Business Machine	COMMON STOCK	459200101
iShares Barclays 1-3 Year Trea	ETFs		464287457
iShares Barclays TIP Bond Fund	ETFs		464287176
iShares Goldman Sachs Semicond	ETFs		464287523
iShares High Yield Corporate B	ETFs		464288513
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Marathon Oil			COMMON STOCK	565849106
Microsoft 			COMMON STOCK	594918104
Nike				COMMON STOCK	654106103
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Oracle				COMMON STOCK	68389X105
Pepsico				COMMON STOCK	713448108
Philip Morris International	COMMON STOCK	718172109
Procter & Gamble		COMMON STOCK	742718109
Prologis			COMMON STOCK	743410102
S&P 400 Midcap Index Trust	ETFs		595635103
S&P Financial Sector SPDR	ETFs		81369Y605
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
St. Jude Medical		COMMON STOCK	790849103
Strategic Hotels & Resorts	COMMON STOCK	86272T106
SunTrust Banks			COMMON STOCK	867914103
United Parcel Service		COMMON STOCK	911312106
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon				COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103
Wells Fargo			COMMON STOCK	949746101


COLUMN 1			COLUMN 4	COLUMN 5  COLUMN 6
				VALUE			  INVESTMENT
NAME OF ISSUER			(X$1000) 	SHARES 	  DISCRETION
3M Company			2201		29820	  SOLE
Abbott Labs			1700		34370	  SOLE
Air Products & Chemicals	2272		29280	  SOLE
Allergan			1354		23850	  SOLE
Allstate			1662		54270	  SOLE
American Express		939		27700	  SOLE
AT&T				1213		44901	  SOLE
Aura Systems			8		10000	  SOLE
Automatic Data Processing	1429		36368	  SOLE
Berkshire Hathaway		1515		15	  SOLE
Berkshire Hathaway B		189		57	  SOLE
Biotechnology Index Fund	1800		22120	  SOLE
Blackrock Debt Strategies Fund	190		52300	  SOLE
Boeing				1037		19159	  SOLE
Bristol Myers Squibb		1928		85600	  SOLE
Castle Brands			5		11700	  SOLE
Caterpillar			370		7200	  SOLE
Chevron Texaco			2947		41847	  SOLE
Cisco Systems			629		26725	  SOLE
Coca Cola			1404		26151	  SOLE
Colgate-Palmolive Co		883		11575	  SOLE
Comcast Cl A			187		11050	  SOLE
ConocoPhilips			1901		42085	  SOLE
Corporate Office Properties Tr	1038		28150	  SOLE
CVS				678		18975	  SOLE
Devon Energy 			1318		19575	  SOLE
Disney, Walt			1525		55540	  SOLE
Dominion Resources		581		16850	  SOLE
Duke Energy			424		26932	  SOLE
EMC				1558		91450	  SOLE
Emerson Electric		1705		42530	  SOLE
Exelon				1196		24100	  SOLE
Exiqon As Vedbaek 		116		42202	  SOLE
Exxon Mobil			3018		43991	  SOLE
General Electric		1535		93494	  SOLE
Google				471		950	  SOLE
GTSI				80		10000	  SOLE
Honeywell			1155		31100	  SOLE
Hooper Holmes			10		10000	  SOLE
Host Hotels & Resorts		165		14000	  SOLE
Illinois Tool Works		396		9269	  SOLE
International Business Machine	2551		21324	  SOLE
iShares Barclays 1-3 Year Trea	1067		12700	  SOLE
iShares Barclays TIP Bond Fund	8169		79400	  SOLE
iShares Goldman Sachs Semicond	524		11700	  SOLE
iShares High Yield Corporate B	2725		31560	  SOLE
iShares MSCI EAFE Index fund	3816		69794	  SOLE
iShares MSCI Emerging Markets 	1927		49520	  SOLE
iShares S&P 500 Index		2527		23840	  SOLE
iShares Trust Dow Jones US Tec	2915		56110	  SOLE
Johnson & Johnson		3333		54739	  SOLE
JP Morgan Chase			2493		56902	  SOLE
Kimberly-Clark			640		10850	  SOLE
Marathon Oil			828		25970	  SOLE
Microsoft 			2376		91790	  SOLE
Nike				1117		17270	  SOLE
Occidental Petroleum 		596		7600	  SOLE
Omnicom Group			632		17122	  SOLE
Oracle				386		18540	  SOLE
Pepsico				1431		24388	  SOLE
Philip Morris International	476		9765	  SOLE
Procter & Gamble		2385		41180	  SOLE
Prologis			238		20000	  SOLE
S&P 400 Midcap Index Trust	839		6700	  SOLE
S&P Financial Sector SPDR	155		10400	  SOLE
S&P Technology Sector SPDR	713		34150	  SOLE
Sandy Spring Bancorp		219		13481	  SOLE
Schlumberger			1760		29530	  SOLE
St. Jude Medical		1079		27650	  SOLE
Strategic Hotels & Resorts	259		100000	  SOLE
SunTrust Banks			11664		517257	  SOLE
United Parcel Service		438		7755	  SOLE
United Technologies		2948		48390	  SOLE
Unitedhealth Group 		2621		104684	  SOLE
Verizon				2395		79126	  SOLE
Wal Mart Stores			1267		25800	  SOLE
Wells Fargo			1170		41530	  SOLE


COLUMN 1			COLUMN 7	      COLUMN 8
				OTHER	 	  VOTING AUTHORITY
NAME OF ISSUER			MANAGERS	SOLE 	SHARED  NONE
3M Company			NONE		28920	0	900
Abbott Labs			NONE		33370	0	1000
Air Products & Chemicals	NONE		28130	0	1150
Allergan			NONE		22600	0	1250
Allstate			NONE		53120	0	1150
American Express		NONE		26550	0	1150
AT&T				NONE		43401	0	1500
Aura Systems			NONE		10000	0	0
Automatic Data Processing	NONE		35718	0	650
Berkshire Hathaway		NONE		1	0	14
Berkshire Hathaway B		NONE		57	0	0
Biotechnology Index Fund	NONE		21470	0	650
Blackrock Debt Strategies Fund	NONE		52300	0	0
Boeing				NONE		18959	0	200
Bristol Myers Squibb		NONE		84250	0	1350
Castle Brands			NONE		0	0	11700
Caterpillar			NONE		7200	0	0
Chevron Texaco			NONE		38788	0	3059
Cisco Systems			NONE		25325	0	1400
Coca Cola			NONE		25651	0	500
Colgate-Palmolive Co		NONE		11275	0	300
Comcast Cl A			NONE		11050	0	0
ConocoPhilips			NONE		41585	0	500
Corporate Office Properties Tr	NONE		27850	0	300
CVS				NONE		18625	0	350
Devon Energy 			NONE		19275	0	300
Disney, Walt			NONE		54040	0	1500
Dominion Resources		NONE		15250	0	1600
Duke Energy			NONE		24608	0	2324
EMC				NONE		87300	0	4150
Emerson Electric		NONE		39230	0	3300
Exelon				NONE		23100	0	1000
Exiqon As Vedbaek 		NONE		0	0	42202
Exxon Mobil			NONE		36591	0	7400
General Electric		NONE		78394	0	15100
Google				NONE		700	0	250
GTSI				NONE		10000	0	0
Honeywell			NONE		29900	0	1200
Hooper Holmes			NONE		0	0	10000
Host Hotels & Resorts		NONE		1500	0	12500
Illinois Tool Works		NONE		9269	0	0
International Business Machine	NONE		19804	0	1520
iShares Barclays 1-3 Year Trea	NONE		12700	0	0
iShares Barclays TIP Bond Fund	NONE		76050	0	3350
iShares Goldman Sachs Semicond	NONE		11300	0	400
iShares High Yield Corporate B	NONE		30160	0	1400
iShares MSCI EAFE Index fund	NONE		68494	0	1300
iShares MSCI Emerging Markets 	NONE		48020	0	1500
iShares S&P 500 Index		NONE		23840	0	0
iShares Trust Dow Jones US Tec	NONE		54710	0	1400
Johnson & Johnson		NONE		51839	0	2900
JP Morgan Chase			NONE		55752	0	1150
Kimberly-Clark			NONE		10650	0	200
Marathon Oil			NONE		24970	0	1000
Microsoft 			NONE		86840	0	4950
Nike				NONE		17020	0	250
Occidental Petroleum 		NONE		7600	0	0
Omnicom Group			NONE		17122	0	0
Oracle				NONE		18540	0	0
Pepsico				NONE		23888	0	500
Philip Morris International	NONE		9615	0	150
Procter & Gamble		NONE		39280	0	1900
Prologis			NONE		0	0	20000
S&P 400 Midcap Index Trust	NONE		6700	0	0
S&P Financial Sector SPDR	NONE		10400	0	0
S&P Technology Sector SPDR	NONE		32650	0	1500
Sandy Spring Bancorp		NONE		13481	0	0
Schlumberger			NONE		27580	0	1950
St. Jude Medical		NONE		27050	0	600
Strategic Hotels & Resorts	NONE		0	0	100000
SunTrust Banks			NONE		517257	0	0
United Parcel Service		NONE		7755	0	0
United Technologies		NONE		46690	0	1700
Unitedhealth Group 		NONE		102634	0	2050
Verizon				NONE		77228	0	1898
Wal Mart Stores			NONE		25000	0	800
Wells Fargo			NONE		40530	0	1000